UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2020

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

Beginning in or after February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal advisor.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended August 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of August 31, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Short Duration Municipal Income Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

Western Asset Short Duration Municipal Income Fund	III

Performance review

For the six months ended August 31, 2020, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 0.53%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Three-Year Municipal Bond Indexi, returned 1.47% for the same period. The Lipper Short Municipal Debt Funds Category Averageii returned 0.51% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	0.53%
Class A2	0.51%
Class C	0.35%
Class I	0.80%
Class IS	0.64%
Bloomberg Barclays Three-Year Municipal Bond Index	1.47%
Lipper Short Municipal Debt Funds Category Average	0.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2020 for Class A, Class A2, Class I and Class IS shares were 0.33%, 0.27%, 0.48% and 0.54%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2020, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class I and Class IS shares were 0.55%, 0.64%, 0.91%, 0.43% and 0.36%, respectively.

IV	Western Asset Short Duration Municipal Income Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.70% for Class A shares, 0.90% for Class A2 shares, 1.05% for Class C, 0.40% for Class I and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be

Western Asset Short Duration Municipal Income Fund	V

Performance review (cont’d)

illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Bloomberg Barclays Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Short Duration Municipal Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2020 and February 29, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2020 and held for the six months ended August 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.53%	$1,000.00	$1,005.30	0.56%	$2.83	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class A2	0.51	1,000.00	1,005.10	0.59	2.98	Class A2	5.00	1,000.00	1,022.23	0.59	3.01
Class C	0.35	1,000.00	1,003.50	0.90	4.54	Class C	5.00	1,000.00	1,020.67	0.90	4.58
Class I	0.80	1,000.00	1,008.00	0.40	2.02	Class I	5.00	1,000.00	1,023.19	0.40	2.04
Class IS	0.64	1,000.00	1,006.40	0.34	1.72	Class IS	5.00	1,000.00	1,023.49	0.34	1.73

2	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

[1]	For the six months ended August 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.5%
Alabama — 1.6%
Black Belt Energy Gas District, AL, Gas Supply Revenue, Series A	4.000%	12/1/23	$5,000,000	$5,488,800	(a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
LIBOR, Project #2, Series B	0.954%	6/1/24	1,500,000	1,494,720	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	0.740%	4/1/24	6,500,000	6,466,460	(a)(b)
Total Alabama				13,449,980
Alaska — 0.4%
Borough of North Slope, AK, GO, Series A	5.000%	6/30/24	3,525,000	3,654,050
Arizona — 3.8%
Arizona IDA Revenue:
Lincoln South Beltway Project, Series 2020	5.000%	2/1/23	2,250,000	2,486,205
Lincoln South Beltway Project, Series 2020	5.000%	8/1/23	2,500,000	2,815,100
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	4,510,000	4,752,232	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	4,380,000	5,062,754	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	6,280,128
Maricopa County, AZ, IDA:
Banner Health Obligation, Series B, Refunding	0.470%	10/18/22	2,435,000	2,423,556	(a)(b)
Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,046,029	(a)(b)(c)
State of Arizona Lottery Revenue, Refunding	5.000%	7/1/23	3,500,000	3,965,570
Total Arizona				32,831,574
California — 1.8%
Anaheim Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	5,350,000	5,258,889
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.700 + 0.380%)	0.502%	8/1/21	1,750,000	1,743,665	(a)(b)
California State MFA Revenue:
Senior Lien, Linxs APM Project	5.000%	6/30/26	300,000	357,042	(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,615,840	(a)(b)(d)
California State, GO, Series D, (SIFMA Municipal Swap Index Yield + 0.290%)	0.380%	12/1/20	350,000	350,014	(a)(b)

See Notes to Financial Statements.

4	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Grossmont, CA, Union High School District, GO, AGM	0.000%	8/1/28	$1,425,000	$1,303,818
Long Beach, CA, Harbor Revenue, Series B, Refunding	5.000%	5/15/23	2,000,000	2,233,000	(c)
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	750,000	749,483
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/21	1,000,000	1,033,820
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	700,000	783,790
Total California				15,429,361
Colorado — 2.8%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding, Joint Refunding	5.000%	12/1/26	6,135,000	6,768,623
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/24	6,250,000	6,804,875	(c)
Series D	5.000%	11/15/22	2,500,000	2,735,200	(a)(b)
Subordinated Series A	5.500%	11/15/27	2,480,000	2,819,041	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	3,750,000	4,327,725	(a)(b)
Total Colorado				23,455,464
Connecticut — 7.6%
Bridgeport, CT, GO:
Series D, AGM, Prerefunded	5.000%	8/15/21	285,000	297,959	(e)
Series D, AGM, Prerefunded	5.000%	8/15/22	355,000	387,901	(e)
Series D, AGM, Unrefunded	5.000%	8/15/21	715,000	745,681
Series D, AGM, Unrefunded	5.000%	8/15/22	885,000	959,756
Connecticut State Health & Educational Facilities Authority Revenue, Series B, Refunding	5.000%	7/1/29	5,640,000	7,693,862
Connecticut State, GO:
Series A	0.990%	3/1/23	1,600,000	1,601,808	(b)
Series A	1.040%	3/1/24	2,215,000	2,215,000	(b)
Series A	5.000%	1/15/27	85,000	106,785

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series B	5.000%	4/15/25	$2,500,000	$2,681,500
Series C	5.000%	6/15/23	855,000	966,218
Series E	5.000%	9/15/23	4,500,000	4,927,545
Series E	5.000%	9/15/26	4,350,000	4,731,408
Series E	5.000%	8/1/28	5,065,000	6,053,891
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	1.140%	3/1/23	4,325,000	4,345,890	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,180,000	6,378,341
Series A, Transportation Infrastructure Purpose	5.000%	9/1/31	8,000,000	9,307,360
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,345,000	3,705,491
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,440,000	6,011,472
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,414,668
Total Connecticut				64,532,536
Delaware — 0.1%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	1,009,830	(a)(b)
Florida — 2.8%
Broward County, FL, Airport System Revenue, Series P-1, Refunding	5.000%	10/1/23	1,275,000	1,383,477	(c)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/22	2,010,000	2,101,515	(c)(f)
Series B	5.000%	9/1/22	990,000	1,026,878	(c)
Central Florida Expressway Authority Revenue, Senior Lien, Series B, Refunding	5.000%	7/1/33	1,790,000	2,167,135
Citizens Property Insurance Inc. Revenue, Series A	5.000%	6/1/21	2,875,000	2,973,124
Escambia County, FL, Gulf Power Co. Project	1.800%	11/19/20	1,150,000	1,153,139	(a)(b)
Jacksonville, FL, Revenue:
Series 2012, Sales Tax Refunding	5.000%	10/1/27	3,980,000	4,336,767
Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,177,490
Series B, Refunding	5.000%	10/1/23	2,945,000	3,368,491

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Okeechobee County, FL, Disposal Waste Management Landfill	1.550%	7/1/21	$2,200,000	$2,222,242	(a)(b)
Saint Johns County, FL, School Board, COP, Refunding	5.000%	7/1/21	1,500,000	1,559,460
Total Florida				23,469,718
Georgia — 0.9%
Burke County, GA, Development Authority, PCR, Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	3,925,000	3,944,154	(a)(b)
Georgia State, Municipal Gas Authority Revenue, Gas Portfolio III Project, Series S, Refunding	5.000%	10/1/23	2,050,000	2,243,540
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,000,000	1,030,070
Total Georgia				7,217,764
Hawaii — 1.1%
Hawaii State Airports System Revenue:
Refunding	5.000%	7/1/23	5,500,000	5,702,510	(c)
Refunding	5.000%	7/1/24	3,905,000	4,047,767	(c)
Total Hawaii				9,750,277
Illinois — 9.2%
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,000,000	4,225,480	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,169,110	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,110,000	5,631,731
General, Senior Lien, Series D, Refunding	5.000%	1/1/22	1,600,000	1,683,488	(c)
Series C	5.000%	1/1/23	1,035,000	1,133,077	(c)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,852,890
Series C, Refunding	5.000%	1/1/24	2,750,000	2,872,017
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/21	1,155,000	1,213,570
Second Lien, Refunding	5.000%	11/1/21	1,425,000	1,497,262
Illinois State Finance Authority Revenue, Series 2019, Refunding	0.606%	9/1/22	3,465,000	3,424,979	(a)(b)
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/24	2,515,000	2,647,415
Series 2016	5.000%	11/1/23	2,905,000	3,145,970
Series D	5.000%	11/1/21	21,550,000	22,350,367
Series D	5.000%	11/1/27	3,090,000	3,491,978

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Regional Transportation Authority, GO, Series A, NATL	5.500%	7/1/22	$1,500,000	$1,629,570
Sales Tax Securitization Corp.:
Second Lien, Series A	5.000%	1/1/25	2,000,000	2,297,780
Series A	5.000%	1/1/26	6,500,000	7,625,930
University of Illinois Revenue:
Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	4,000,000	4,428,160
Auxiliary Facilities System, Series C, Refunding	5.000%	4/1/26	2,060,000	2,148,333
Total Illinois				78,469,107
Indiana — 4.2%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,389,168	(a)(b)
Indiana State Municipal Power Agency Revenue, Series A, Refunding	5.000%	1/1/32	2,535,000	2,958,142
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.000%	8/15/24	2,000,000	2,365,360
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,800,000	3,333,932	(c)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	11,000,000	12,036,420	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	7,500,000	8,305,050	(a)(b)(c)
BP Products North America Inc. Project	5.000%	11/1/24	4,500,000	5,284,575	(a)(b)(c)
Total Indiana				35,672,647
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	625,000	632,925
Kansas — 2.2%
Kansas State Department of Transportation Highway Revenue:
Series C-2	0.459%	9/1/22	2,750,000	2,744,610	(b)
Series C-3	0.509%	9/1/23	16,000,000	15,942,720	(b)
Total Kansas				18,687,330
Kentucky — 5.3%
Ashland, KY:
Ashland Hospital Corp., Refunding	5.000%	2/1/23	600,000	647,436

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Ashland Hospital Corp., Refunding	5.000%	2/1/24	$575,000	$637,330
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, Refunding	1.200%	6/1/21	5,250,000	5,250,577	(a)(b)(c)
Kentucky Asset Liability Commission:
Series B, NATL	0.688%	11/1/21	6,725,000	6,708,860	(b)
Series B, NATL	0.718%	11/1/25	1,000,000	985,230	(b)
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,000,000	2,323,680	(a)(b)
Series C	4.000%	6/1/25	15,180,000	17,180,876	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government, PCR, Series A	1.850%	4/1/21	2,500,000	2,516,175	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,339,200	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Series A	1.300%	5/1/23	6,900,000	7,061,943	(c)
Total Kentucky				45,651,307
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	3,980,560	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,450,000	3,463,972	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	1,750,000	1,761,235	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,406,860	(a)(b)
Total Louisiana				10,612,627
Maryland — 1.2%
Maryland State, GO, Series B, Refunding	5.000%	8/1/27	7,500,000	9,788,475
Massachusetts — 1.0%
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	400,000	428,340
Massachusetts State Port Authority Revenue:
Series C	5.000%	7/1/25	3,935,000	4,702,128	(c)
Series C	5.000%	7/1/26	2,525,000	3,096,837	(c)
Total Massachusetts				8,227,305

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.5%
Avondale School District, MI, GO, Series A, Refunding	5.000%	5/1/27	$2,000,000	$2,569,160
Michigan State Finance Authority Revenue:
Detroit Regional Convention Authority, Series H-1, Refunding	5.000%	10/1/21	1,300,000	1,305,057
Series A-2	4.000%	8/20/21	1,000,000	1,036,480
University of Michigan Revenue, Series E	0.430%	4/1/22	3,000,000	2,994,300	(a)(b)
Wayne County, MI, Airport Authority Airport Revenue, Series A, Refunding	5.000%	12/1/22	4,645,000	4,889,373	(c)
Total Michigan				12,794,370
Mississippi — 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	500,000	597,710
Montana — 0.2%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding	0.540%	9/1/23	1,900,000	1,877,827	(a)(b)
Nebraska — 0.1%
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,202,016	(a)(b)(c)
Nevada — 0.6%
Sparks, NV:
Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	1,075,000	1,068,056	(d)
Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	2,750,000	2,695,000	(d)
Washoe County, NV, Water Facilities Revenue, Series E, Refunding	2.050%	4/15/22	1,500,000	1,521,585	(a)(b)(c)
Total Nevada				5,284,641
New Jersey — 7.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Series 2014	5.000%	11/1/20	1,000,000	1,003,700
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	6,616,136
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,392,628	(a)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	1.640%	9/1/27	1,600,000	1,559,920	(b)

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series GG, Refunding	5.250%	9/1/26	$4,430,000	$4,515,986
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	1,955,000	2,071,225
New Jersey State Transportation Trust Fund Authority Revenue:
Series AA	5.000%	6/15/26	5,595,000	6,101,963
Transportation Program Notes, Series BB-2, (SIFMA Municipal Swap Index Yield + 1.200%)	1.290%	12/15/21	15,950,000	15,949,362	(a)(b)
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	3,500,000	3,980,375
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,204,765
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding	0.809%	1/1/24	4,000,000	3,978,680	(b)
Series D-1, Refunding	0.809%	1/1/24	12,250,000	12,184,585	(b)
Series D-3, Refunding	0.709%	1/1/23	2,500,000	2,487,700	(b)
Township of Florence, NJ, Series A	1.750%	1/15/21	250,450	251,903
Total New Jersey				65,298,928
New Mexico — 1.0%
Farmington, NM, PCR:
Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	5,390,000	5,455,057	(a)(b)
Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	3,011,010	(a)(b)
Total New Mexico				8,466,067
New York — 7.6%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	0.859%	10/1/23	4,000,000	3,988,280	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	0.859%	10/1/23	4,500,000	4,486,770	(a)(b)
Series B, Refunding	1.650%	9/1/24	3,125,000	3,224,094	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,750,000	6,784,695	(a)(b)
MTA, NY, Transportation Revenue:
Series B-2A, BAN	5.000%	5/15/21	1,255,000	1,276,498
Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	0.540%	11/15/22	5,500,000	5,238,475	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series A	5.000%	11/1/26	2,000,000	2,518,100	(g)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority Revenue:
Series K, Refunding	5.000%	1/1/28	$4,300,000	$5,056,972
Series K, Refunding	5.000%	1/1/30	1,870,000	2,188,760
Port Authority of New York & New Jersey Revenue:
Consolidated Series 169	5.000%	10/15/24	5,985,000	6,278,923	(c)
Consolidated Series 177	5.000%	7/15/22	2,825,000	3,063,458	(c)
Consolidated Series 195	5.000%	10/1/21	4,475,000	4,694,230	(c)
Consolidated Series 195	5.000%	10/1/25	3,260,000	3,945,057	(c)
Consolidated Series 207	5.000%	9/15/25	10,160,000	12,279,783	(c)
Total New York				65,024,095
North Carolina — 0.9%
North Carolina State HFA Revenue, Series A, Refunding	2.000%	1/1/22	1,795,000	1,830,559	(c)
North Carolina State Turnpike Authority Revenue:
Senior Lien, Refunding	5.000%	1/1/22	1,100,000	1,165,703
Senior Lien, Refunding	5.000%	1/1/23	800,000	870,560
Senior Lien, Refunding	5.000%	1/1/25	500,000	578,775
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding	0.454%	12/1/21	3,000,000	3,000,240	(a)(b)
Total North Carolina				7,445,837
Ohio — 1.0%
American Municipal Power Inc., OH, Revenue, Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	600,000	608,262	(a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,624,810	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Series A, Refunding	0.529%	4/1/22	2,750,000	2,741,860	(a)(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,812,798
Total Ohio				8,787,730
Oklahoma — 1.5%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	12,880,000	12,860,680	(c)

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 6.8%
Commonwealth of Pennsylvania:
GO	5.000%	9/15/28	$1,525,000	$1,905,991
GO, AGM, Refunding	5.000%	9/15/25	2,955,000	3,638,935
GO, Refunding	5.000%	8/15/25	4,455,000	5,429,709
GO, Series D	3.250%	8/15/26	5,175,000	5,776,490
General Authority of Southcentral Pennsylvania, Series B	0.690%	6/1/24	1,500,000	1,492,245	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,550,000	3,597,037	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,935,136	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,248,960	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,330,373	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	510,135	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	0.690%	12/1/23	3,500,000	3,486,910	(b)
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.790%	12/1/23	12,750,000	12,734,955	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.980%)	1.070%	12/1/21	5,300,000	5,321,306	(b)
Philadelphia, PA, Gas Works Co., 1998 General Ordinance, Refunding	5.000%	10/1/21	1,000,000	1,042,430
Total Pennsylvania				58,450,612
South Carolina — 6.0%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	23,010,000	25,524,073	(a)(b)
South Carolina State Transportation Infrastructure Bank, Series B, Reoffering Revenue, Refunding	0.554%	10/1/22	25,850,000	25,679,648	(a)(b)
Total South Carolina				51,203,721

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 1.7%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	$4,885,000	$5,279,171	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	8,380,000	9,586,301	(a)(b)
Total Tennessee				14,865,472
Texas — 7.0%
Dallas, TX, Waterworks & Sewer System Revenue, Series A, Refunding	5.000%	10/1/25	2,030,000	2,503,315
Dallas-Fort Worth, TX, International Airport Revenue, Series D	5.250%	11/1/23	2,250,000	2,373,525
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	2,750,000	2,591,682
Fort Bend, TX, ISD, GO, Series B, PSF - GTD	0.875%	8/1/25	1,000,000	1,008,130	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,435,400
Harlandale, TX, ISD, GO, Refunding, PSF - GTD	0.750%	8/15/25	2,900,000	2,900,000	(a)(b)(g)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.830%)	0.920%	6/1/21	3,710,000	3,715,788	(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series C, Refunding	0.479%	8/1/21	7,420,000	7,401,079	(a)(b)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	0.388%	8/16/21	1,050,000	1,046,399	(a)(b)
Matagorda County, TX, Navigation District No. 1, PCR:
Central Power & Light, Refunding	1.750%	9/1/20	2,000,000	2,000,000	(a)(b)(c)
Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,745,555	(a)(b)(c)(g)
North Texas, TX, Tollway Authority Revenue, Series A, Refunding	5.000%	1/1/27	4,800,000	5,480,976
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	2,315,000	2,397,854	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	4,250,000	4,429,222	(a)(b)
San Antonio, TX, Electric and Gas Revenue:
Junior Lien	2.750%	12/1/22	2,500,000	2,626,100	(a)(b)
Junior Lien	1.750%	12/1/25	4,100,000	4,283,393	(a)(b)
San Antonio, TX, Water System Revenue, Junior Lien	2.625%	5/1/24	6,415,000	6,859,880	(a)(b)
Sherman, TX, ISD, GO, Series B, PSF-GTD	2.000%	8/1/23	4,000,000	4,183,880	(a)(b)
Total Texas				59,982,178
Virginia — 2.9%
Halifax County IDA Revenue, Virginia Electric and Power Company Project, Series A	0.450%	4/1/22	1,000,000	999,840	(a)(b)(g)

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	$1,000,000	$1,017,280
Louisa, VA, IDA, PCR:
Series 2008 B, Refunding	2.150%	9/1/20	3,355,000	3,355,000	(a)(b)
Series A, Refunding	1.900%	6/1/23	1,000,000	1,030,750	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co., Series 2009 A	2.150%	9/1/20	13,755,000	13,755,000	(a)(b)
Virginia Electric & Power Co., Series 2009 A	0.750%	9/2/25	2,500,000	2,494,300	(a)(b)(g)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,066,360	(a)(b)
Total Virginia				24,718,530
Washington — 1.9%
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	4,015,445	(c)
Refunding	5.000%	6/1/23	1,085,000	1,206,184	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	0.580%	11/1/23	3,360,000	3,354,960	(a)(b)
SIFMA Index, Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	0.580%	11/1/23	3,000,000	2,995,500	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (0.670 x 1 mo. USD LIBOR + 1.100%)	1.214%	7/1/22	5,000,000	4,998,850	(a)(b)
Total Washington				16,570,939
West Virginia — 0.6%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	5,250,000	5,366,393	(a)(b)(c)
Wisconsin — 1.2%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project, Refunding	2.000%	6/1/21	9,845,000	9,946,797	(a)(b)(c)
Total Municipal Bonds (Cost — $817,130,600)				833,286,820

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (h) — 0.8%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	$4,022,994	$4,102,407	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	2,413,796	2,461,445	(b)
Total Collateralized Mortgage Obligations (Cost — $6,436,790)				6,563,852
Total Investments before Short-Term Investments (Cost — $823,567,390)				839,850,672
Short-Term Investments — 2.5%
Municipal Bonds — 2.5%
Arizona — 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	0.010%	11/15/52	1,100,000	1,100,000	(i)(j)
Florida — 0.3%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.020%	11/1/38	2,200,000	2,200,000	(i)(j)
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.030%	3/1/48	900,000	900,000	(i)(j)
Indiana — 0.4%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/1/39	600,000	600,000	(i)(j)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.030%	11/1/39	2,850,000	2,850,000	(i)(j)
Total Indiana				3,450,000
Massachusetts — 0.4%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.010%	10/1/42	3,175,000	3,175,000	(i)(j)
Minnesota — 0.0%††
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/15/48	300,000	300,000	(i)(j)

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.030%	12/1/30	$1,565,000	$1,565,000	(i)(j)
Chevron USA Inc. Project, Series C	0.030%	12/1/30	150,000	150,000	(i)(j)
Chevron USA Inc. Project, Series G	0.030%	11/1/35	350,000	350,000	(i)(j)
Total Mississippi				2,065,000
New Hampshire — 0.1%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire, Series B, SPA - State Street Bank & Trust Co.	0.030%	7/1/33	605,000	605,000	(i)(j)
New York — 0.6%
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	0.010%	1/1/34	180,000	180,000	(i)(j)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	0.020%	8/1/40	500,000	500,000	(i)(j)
Subseries G-7, LOC - Bank of Tokyo- Mitsubishi UFJ	0.020%	4/1/42	1,225,000	1,225,000	(i)(j)
Subseries J-6, LOC - Landesbank Hessen- Thueringen	0.040%	8/1/24	200,000	200,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA -Landesbank Hessen-Thueringen	0.040%	6/15/39	145,000	145,000	(i)(j)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.020%	6/15/48	190,000	190,000	(i)(j)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.100%	6/15/48	100,000	100,000	(i)(j)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.020%	11/1/29	1,000,000	1,000,000	(i)(j)
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.020%	8/1/45	310,000	310,000	(i)(j)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.040%	11/1/46	$400,000	$400,000	(i)(j)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.060%	5/1/41	500,000	500,000	(c)(i)(j)
Total New York				4,750,000
North Carolina — 0.1%
University of North Carolina at Chapel Hill:
Series A, Refunding, SPA - Landesbank Hessen-Thueringen	0.040%	2/15/31	100,000	100,000	(i)(j)
Series B, SPA - Landesbank Hessen- Thueringen	0.040%	2/15/31	300,000	300,000	(i)(j)
Total North Carolina				400,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.030%	8/1/34	800,000	800,000	(i)(j)
Pennsylvania — 0.0%††
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	0.070%	12/1/38	300,000	300,000	(i)(j)
Texas — 0.1%
Harris County, TX, Industrial Development Corp. Revenue, ExxonMobil Corp. Project	0.050%	8/15/27	100,000	100,000	(c)(i)(j)
Rockwall, TX, ISD, GO, School Building, PSF - GTD, SPA - Wells Fargo Bank N.A.	0.040%	8/1/37	960,000	960,000	(i)(j)
Total Texas				1,060,000
Total Short-Term Investments (Cost — $21,105,000)				21,105,000
Total Investments — 100.8% (Cost — $844,672,390)				860,955,672
Liabilities in Excess of Other Assets — (0.8)%				(6,722,231)
Total Net Assets — 100.0%				$854,233,441

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Short Duration Municipal Income Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

COP	— Certificates of Participation

DFA	— Development Finance Agency

EDA	— Economic Development Authority

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2020

Assets:
Investments, at value (Cost — $844,672,390)	$860,955,672
Cash	49,772
Interest receivable	6,075,746
Receivable for securities sold	1,504,995
Receivable for Fund shares sold	1,442,613
Prepaid expenses	57,881
Total Assets	870,086,679

Liabilities:
Payable for securities purchased	13,370,880
Payable for Fund shares repurchased	1,885,071
Investment management fee payable	214,262
Service and/or distribution fees payable	120,561
Distributions payable	81,648
Trustees’ fees payable	4,843
Accrued expenses	175,973
Total Liabilities	15,853,238
Total Net Assets	$854,233,441

Net Assets:
Par value (Note 7)	$1,653
Paid-in capital in excess of par value	850,838,067
Total distributable earnings (loss)	3,393,721
Total Net Assets	$854,233,441

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	21

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2020

Net Assets:
Class A	$367,936,099
Class A2	$2,389,088
Class C	$172,014,317
Class I	$306,353,098
Class IS	$5,540,839

Shares Outstanding:
Class A	71,188,719
Class A2	462,562
Class C	33,281,734
Class I	59,288,224
Class IS	1,072,031

Net Asset Value:
Class A (and redemption price)	$5.17
Class A2 (and redemption price)	$5.16
Class C (and redemption price)	$5.17
Class I (and redemption price)	$5.17
Class IS (and redemption price)	$5.17
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.29
Class A2 (based on maximum initial sales charge of 2.25%)	$5.28

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2020

Investment Income:
Interest	$8,343,469

Expenses:
Investment management fee (Note 2)	1,247,616
Service and/or distribution fees (Notes 2 and 5)	731,799
Transfer agent fees (Note 5)	282,239
Registration fees	50,814
Fund accounting fees	38,877
Audit and tax fees	25,613
Legal fees	20,090
Shareholder reports	11,857
Trustees’ fees	8,581
Commitment fees (Note 8)	5,964
Insurance	5,646
Custody fees	4,687
Miscellaneous expenses	6,326
Total Expenses	2,440,109
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,404)
Net Expenses	2,405,705
Net Investment Income	5,937,764

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(2,075,339)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(1,153,059)
Net Loss on Investments	(3,228,398)
Increase in Net Assets From Operations	$2,709,366

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended August 31, 2020 (unaudited) and the Year Ended February 29, 2020	August 31	February 29

Operations:
Net investment income	$5,937,764	$14,489,237
Net realized gain (loss)	(2,075,339)	1,346,413
Change in net unrealized appreciation (depreciation)	(1,153,059)	16,662,304
Increase in Net Assets From Operations	2,709,366	32,497,954

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,819,459)	(14,462,654)
Decrease in Net Assets From Distributions to Shareholders	(5,819,459)	(14,462,654)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	165,103,015	353,853,453
Reinvestment of distributions	5,234,418	13,214,326
Cost of shares repurchased	(201,572,123)	(501,606,519)
Decrease in Net Assets From Fund Share Transactions	(31,234,690)	(134,538,740)
Decrease in Net Assets	(34,344,783)	(116,503,440)

Net Assets:
Beginning of period	888,578,224	1,005,081,664
End of period	$854,233,441	$888,578,224

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2020[2]	2020[3]	2019	2018	2017[4]	2016[5]	2015[5]

Net asset value, beginning of period	$5.18	$5.07	$5.07	$5.08	$5.11	$5.12	$5.17

Income (loss) from operations:
Net investment income	0.04	0.08	0.07	0.06	0.02	0.05	0.06
Net realized and unrealized gain (loss)	(0.01)	0.11	0.00 [6]	(0.01)	(0.03)	(0.01)	(0.05)
Total income (loss) from operations	0.03	0.19	0.07	0.05	(0.01)	0.04	0.01

Less distributions from:
Net investment income	(0.04)	(0.08)	(0.07)	(0.06)	(0.02)	(0.05)	(0.06)
Total distributions	(0.04)	(0.08)	(0.07)	(0.06)	(0.02)	(0.05)	(0.06)

Net asset value, end of period	$5.17	$5.18	$5.07	$5.07	$5.08	$5.11	$5.12
Total return[7]	0.53%	3.85%	1.47%	1.00%	(0.22)%	0.85%	0.13%

Net assets, end of period (millions)	$368	$359	$217	$265	$306	$352	$418

Ratios to average net assets:
Gross expenses	0.56%[8]	0.62%	0.70%	0.68%	0.66%[8]	0.66%	0.65%
Net expenses[9]	0.56 [8,10]	0.61 [10]	0.70	0.68	0.66 [8]	0.66	0.65
Net investment income	1.45 [8]	1.64	1.46	1.19	1.13 [8]	1.05	1.15

Portfolio turnover rate	33%	47%	40%	25%	10%	30%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.75%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2020[3]	2019	2018	2017[4]	2016[5]	2015[6]

Net asset value, beginning of period	$5.17	$5.07	$5.06	$5.08	$5.11	$5.13	$5.15

Income (loss) from operations:
Net investment income	0.04	0.08	0.07	0.05	0.01	0.04	0.04
Net realized and unrealized gain (loss)	(0.01)	0.10	0.01	(0.02)	(0.03)	(0.02)	(0.02)
Total income (loss) from operations	0.03	0.18	0.08	0.03	(0.02)	0.02	0.02

Less distributions from:
Net investment income	(0.04)	(0.08)	(0.07)	(0.05)	(0.01)	(0.04)	(0.04)
Total distributions	(0.04)	(0.08)	(0.07)	(0.05)	(0.01)	(0.04)	(0.04)

Net asset value, end of period	$5.16	$5.17	$5.07	$5.06	$5.08	$5.11	$5.13
Total return[7]	0.51%	3.54%	1.54%	0.53%	(0.31)%	0.46%	0.34%

Net assets, end of period (000s)	$2,389	$2,213	$1,009	$919	$1,110	$1,255	$908

Ratios to average net assets:
Gross expenses	0.59%[8]	0.71%	0.84%	1.01%	0.97%[8]	0.87%	0.68%[8]
Net expenses[9]	0.59 [8,10]	0.71 [10]	0.84	0.95 [10]	0.95 [8,10]	0.87	0.68 [8]
Net investment income	1.42 [8]	1.54	1.34	0.92	0.85 [8]	0.85	1.16 [8]

Portfolio turnover rate	33%	47%	40%	25%	10%	30%	30%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]	For the period February 27, 2015 (inception date) to October 31, 2015.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.95%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	For the year ended October 31, 2015.

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2020[2]	2020[3]	2019	2018	2017[4]	2016[5]	2015[5]

Net asset value, beginning of period	$5.18	$5.07	$5.07	$5.08	$5.11	$5.12	$5.17

Income (loss) from operations:
Net investment income	0.03	0.07	0.06	0.04	0.01	0.04	0.04
Net realized and unrealized gain (loss)	(0.01)	0.11	0.00 [6]	(0.01)	(0.03)	(0.01)	(0.05)
Total income (loss) from operations	0.02	0.18	0.06	0.03	(0.02)	0.03	(0.01)

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.06)	(0.04)	(0.01)	(0.04)	(0.04)
Total distributions	(0.03)	(0.07)	(0.06)	(0.04)	(0.01)	(0.04)	(0.04)

Net asset value, end of period	$5.17	$5.18	$5.07	$5.07	$5.08	$5.11	$5.12
Total return[7]	0.35%	3.50%	1.13%	0.65%	(0.33)%	0.49%	(0.22)%

Net assets, end of period (millions)	$172	$211	$464	$656	$906	$1,016	$1,124

Ratios to average net assets:
Gross expenses	0.90%[8]	0.98%	1.05%	1.03%	1.02%[8]	1.02%	1.01%
Net expenses[9]	0.90 [8,10]	0.98 [10]	1.05	1.03 [10]	1.02 [8]	1.02	1.01
Net investment income	1.11 [8]	1.30	1.11	0.85	0.78 [8]	0.70	0.79

Portfolio turnover rate	33%	47%	40%	25%	10%	30%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 1.10%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2020[2]		2020[3]	2019	2018	2017[4]	2016[5]	2015[5]

Net asset value, beginning of period	$5.17		$5.07	$5.07	$5.08	$5.11	$5.13	$5.17

Income (loss) from operations:
Net investment income	0.04		0.09	0.08	0.07	0.02	0.06	0.06
Net realized and unrealized gain (loss)	(0.00)	[6]	0.10	0.00 [6]	(0.01)	(0.03)	(0.02)	(0.04)
Total income (loss) from operations	0.04		0.19	0.08	0.06	(0.01)	0.04	0.02

Less distributions from:
Net investment income	(0.04)		(0.09)	(0.08)	(0.07)	(0.02)	(0.06)	(0.06)
Total distributions	(0.04)		(0.09)	(0.08)	(0.07)	(0.02)	(0.06)	(0.06)

Net asset value, end of period	$5.17		$5.17	$5.07	$5.07	$5.08	$5.11	$5.13
Total return[7]	0.80%		3.80%	1.61%	1.11%	(0.19)%	0.73%	0.41%

Net assets, end of period (millions)	$306		$311	$324	$390	$404	$419	$376

Ratios to average net assets:
Gross expenses	0.42%[8]		0.50%	0.57%	0.57%	0.60%[8]	0.59%	0.57%
Net expenses[9]	0.40	[8,10]	0.48 [10]	0.57	0.57	0.60 [8,10]	0.59	0.57
Net investment income	1.60	[8]	1.78	1.59	1.30	1.20 [8]	1.13	1.23

Portfolio turnover rate	33%		47%	40%	25%	10%	30%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2020[2]	2020[3]	2019	2018[4]

Net asset value, beginning of period	$5.18	$5.08	$5.07	$5.11

Income (loss) from operations:
Net investment income	0.04	0.09	0.08	0.03
Net realized and unrealized gain (loss)	(0.01)	0.10	0.01	(0.04)
Total income (loss) from operations	0.03	0.19	0.09	(0.01)

Less distributions from:
Net investment income	(0.04)	(0.09)	(0.08)	(0.03)
Total distributions	(0.04)	(0.09)	(0.08)	(0.03)

Net asset value, end of period	$5.17	$5.18	$5.08	$5.07
Total return[5]	0.64%	3.85%	1.86%	(0.14)%

Net assets, end of period (000s)	$5,541	$5,114	$127	$3,162

Ratios to average net assets:
Gross expenses	0.34%[6]	0.43%	0.49%	0.49%[6]
Net expenses[7]	0.34 [6,8]	0.40 [8]	0.49	0.49 [6]
Net investment income	1.67 [6]	1.86	1.59	1.43 [6]

Portfolio turnover rate	33%	47%	40%	25%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period September 15, 2017 (inception date) to February 28, 2018.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended February 28, 2018

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

30	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$833,286,820	—	$833,286,820
Collateralized Mortgage Obligations	—	6,563,852	—	6,563,852
Total Long-Term Investments	—	839,850,672	—	839,850,672
Short-Term Investments†	—	21,105,000	—	21,105,000
Total Investments	—	$860,955,672	—	$860,955,672

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

32	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July, 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class I and Class IS shares did not exceed 0.70%, 0.90%, 1.05%, 0.40% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended August 31, 2020, fees waived and/or expenses reimbursed amounted to $34,404.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires February 28, 2023	$33,013
Total fee waivers/expense reimbursements subject to recapture	$33,013

For the six months ended August 31, 2020, LMPFA did not recapture any fees.

As of July 31, 2020, Legg Mason Investor Services, LLC (“LMIS”) is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the Fund’s sole and exclusive distributor. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 2.25% for Class A and Class A2 shares. In certain cases, Class A and Class A2 shares have a 0.50% CDSC, which applies if

34	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2
Sales charges	$131	$86
CDSCs	6,959	—

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2020, such purchase and sale transactions (excluding accrued interest) were $136,990,000 and $151,850,000, respectively.

3. Investments

During the six months ended August 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$268,614,258	—
Sales	302,979,299	$650,220

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

At August 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$844,672,390	$18,316,952	$(2,033,670)	$16,283,282

4. Derivative instruments and hedging activities

During the six months ended August 31, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.15%, 0.15% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$266,552	$111,971
Class A2	1,976	1,297
Class C	463,271	54,812
Class I	—	114,106
Class IS	—	53
Total	$731,799	$282,239

For the six months ended August 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$589
Class A2	4
Class C	322
Class I	33,481
Class IS	8
Total	$34,404

36	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended August 31, 2020	Year Ended February 29, 2020
Net Investment Income:
Class A	$2,524,779	$5,048,345
Class A2	18,288	21,967
Class C	1,004,666	3,820,188
Class I	2,233,387	5,531,508
Class IS	38,339	40,646
Total	$5,819,459	$14,462,654

7. Shares of beneficial interest

At August 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2020		Year Ended February 29, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,341,887	$47,774,035	42,278,992	$216,578,939
Shares issued on reinvestment	440,735	2,246,537	867,586	4,453,270
Shares repurchased	(8,034,619)	(40,603,570)	(16,387,548)	(83,893,333)
Net increase	1,748,003	$9,417,002	26,759,030	$137,138,876

Class A2
Shares sold	191,633	$973,130	338,773	$1,736,080
Shares issued on reinvestment	3,591	18,283	4,255	21,837
Shares repurchased	(160,543)	(822,277)	(114,062)	(586,158)
Net increase	34,681	$169,136	228,966	$1,171,759

Class C
Shares sold	2,624,266	$13,435,850	6,586,737	$33,783,609
Shares issued on reinvestment	194,795	991,873	738,615	3,783,901
Shares repurchased	(10,246,089)	(52,069,662)	(57,984,682)	(296,547,414)
Net decrease	(7,427,028)	$(37,641,939)	(50,659,330)	$(258,979,904)

Class I
Shares sold	19,798,000	$100,959,489	18,749,034	$96,128,192
Shares issued on reinvestment	380,441	1,939,386	958,541	4,914,672
Shares repurchased	(21,025,286)	(106,541,311)	(23,397,935)	(119,852,904)
Net decrease	(846,845)	$(3,642,436)	(3,690,360)	$(18,810,040)

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2020		Year Ended February 29, 2020
	Shares	Amount	Shares	Amount
Class IS
Shares sold	381,028	$1,960,511	1,097,301	$5,626,633
Shares issued on reinvestment	7,523	38,339	7,916	40,646
Shares repurchased	(304,373)	(1,535,303)	(142,310)	(726,710)
Net increase	84,178	$463,547	962,907	$4,940,569

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended August 31, 2020, the Fund incurred a commitment fee in the amount of $5,964. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2020.

9. Deferred capital losses

As of February 29, 2020, the Fund had deferred capital losses of $11,875,941, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

38	Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Short Duration Municipal Income Fund 2020 Semi-Annual Report	39

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Western Asset Management Company, LLC (the “Subadviser,” and collectively with the Manager, the “Advisers”), each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Fund’s management agreement with the Manager that was in place prior to the closing of the Transaction (the “Existing Management Agreement”) and the sub-advisory agreement between the Manager and the Subadviser that was in place prior to the closing of the Transaction (the “Existing Sub-advisory Agreement,” and, collectively, the “Existing Agreements”).

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on April 14, 2020,1 the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Short Duration Municipal Income Fund (the “Fund”), a series of the Trust, and the new sub-advisory agreement (the “New Sub-Advisory Agreement,” and collectively, the “New Agreements”) between the Manager and the Subadviser with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. Shareholders of the Fund have approved the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadviser and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

40	Western Asset Short Duration Municipal Income Fund

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the Transaction.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Western Asset Short Duration Municipal Income Fund	41

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Among other things, the Board considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board of its intent to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there would not be any expected diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel prior to the closing of the Transaction, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that no changes to the Fund’s custodian or other service providers were expected as a result of the Transaction;

(vi)

that Franklin Templeton informed the Board that it had no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii)	that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason would each derive benefits from the Transaction and that, as a result, they had financial interests in the matters that were being considered;

42	Western Asset Short Duration Municipal Income Fund

(xi)	the fact that the Fund’s contractual management fee rates would remain the same and would not be increased by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Existing Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Existing Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Existing Agreements were considered and approved in November 2019;

(xvi)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement; and

(xvii)

that under the Transaction Agreement Franklin Templeton acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the

Western Asset Short Duration Municipal Income Fund	43

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the New Sub-Advisory Agreement.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the New Management Agreement and the New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Existing Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Existing Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Existing

44	Western Asset Short Duration Municipal Income Fund

Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason advised the Boards that, following the Transaction, no diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, were expected, and that no changes in portfolio management personnel as a result of the Transaction were expected. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

Western Asset Short Duration Municipal Income Fund	45

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as short municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadviser to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements would not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and

46	Western Asset Short Duration Municipal Income Fund

sub-advisory services to be provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board noted that the Contractual Management Fee had been reduced as of August 13, 2019. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

The Board considered the management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of short municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was lower than the median and the Fund’s Actual Management Fee was higher than the median. The Board noted that the Fund’s actual total expense ratio was higher than the median. The Board also noted that the limitation on the Fund’s total operating expenses had been lowered as of August 13, 2019. In addition, the Board considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

Western Asset Short Duration Municipal Income Fund	47

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

In evaluating the costs of the services to be provided by the Manager and Subadviser under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Existing Agreements, the Board noted that contractual expense limitations had been implemented for the Fund, and that the Contractual Management Fee had been reduced as of August 13, 2019, and that after taking those expense limitations and the fee reduction into account, the Board had determined that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

48	Western Asset Short Duration Municipal Income Fund

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadviser under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Existing Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Western Asset Short Duration Municipal Income Fund	49

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 29, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to the Fund’s subadviser. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	382,600,959.640	10,857,451.256	24,284,664.901	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	381,414,550.161	11,002,558.263	25,325,967.373	0

50	Western Asset Short Duration Municipal Income Fund

Western Asset

Short Duration Municipal Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02771 10/20 SR20-3987

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 20, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 20, 2020